CONSOLIDATED BALANCE SHEETS RUB in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Current assets:
Cash and cash equivalents	$ 332.6	RUB 24,238	RUB 17,645
Term deposits	207.9	15,150	5,863
Investments in debt securities	40.0	2,915	3,124
Accounts receivable, net	76.6	5,586	3,703
Prepaid expenses	20.6	1,505	1,508
Other current assets	52.6	3,835	3,736
Total current assets	730.3	53,229	35,579
Property and equipment, net	286.2	20,860	14,195
Intangible assets, net	82.2	5,988	5,337
Goodwill	117.7	8,581	8,920
Long-term prepaid expenses	20.5	1,488	1,436
Restricted cash, non-current	7.3	533	932
Term deposits, non-current	252.4	18,399	25,663
Investments in non-marketable equity securities	15.4	1,122	871
Deferred tax assets	3.1	226	56
Other non-current assets	19.1	1,392	1,605
TOTAL ASSETS	1,534.2	111,818	94,594
Current liabilities:
Accounts payable and accrued liabilities	96.0	6,994	5,053
Taxes payable	38.4	2,800	2,930
Deferred revenue	25.7	1,875	1,808
Total current liabilities	160.1	11,669	9,791
Convertible debt	375.6	27,374	26,123
Deferred tax liabilities	21.3	1,552	1,464
Other accrued liabilities	15.4	1,126	1,480
Total liabilities	$ 572.4	RUB 41,721	RUB 38,858
Commitments and contingencies
Shareholders' equity:
Ordinary shares: par value (Class A 0.01, Class B 0.10 and Class C 0.09); shares authorized (Class A: 1,000,000,000, Class B: 71,870,411 and 61,295,523, and Class C: 71,870,411 and 61,295,523); shares issued (Class A: 267,970,405 and 282,161,148, Class B: 62,051,348 and 47,895,605, and Class C: 8,919,063 and 12,000,000, respectively); shares outstanding (Class A: 255,592,322 and 271,356,566, Class B: 62,051,348 and 47,895,605, and Class C: nil)	$ 1.0	RUB 75	RUB 182
Treasury shares at cost (Class A: 12,378,083 and 10,804,582)	(171.9)	(12,531)	(14,179)
Additional paid-in capital	236.8	17,257	16,192
Accumulated other comprehensive income	42.5	3,099	1,023
Retained earnings	853.4	62,197	52,518
Total shareholders' equity	961.8	70,097	55,736
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,534.2	RUB 111,818	RUB 94,594
Priority share
Shareholders' equity:
Preferred share
Preference shares
Shareholders' equity:
Preferred share